Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes

Note 13—Income taxes

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Current taxes (benefits):
Federal	$691	$(670)	$289
Foreign	317	408	185
State and local	28	110	101
Total current tax expense (benefit)	1,036	(152)	575
Deferred taxes:
Federal	(34)	1,278	(1,676)
Foreign	(16)	(75)	-
State and local	62	(4)	(294)
Total deferred tax expense (benefit)	12	1,199	(1,970)
Provision (benefit) for income taxes	$1,048	$1,047	$(1,395)
(a)	Based on continuing operations for 2010 and 2009.

The components of income (loss) before taxes are as follows:

Components of income (loss) before taxes	Year ended Dec. 31,
(in millions)	2011	2010 (a)	2009 (a)
Domestic	$2,336	$2,363	$(3,022)
Foreign	1,281	1,331	814
Income (loss) before taxes	$3,617	$3,694	$(2,208)
(a)	Based on continuing operations for 2010 and 2009.

The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2011	2010
Depreciation and amortization	$2,599	$2,366
Lease financings	1,040	1,093
Pension obligation	(49)	190
Reserves not deducted for tax	(401)	(331)
Credit losses on loans	(290)	(409)
Net operating loss carryover	(126)	(112)
Employee benefits	(544)	(543)
Equity investments	238	227
Other assets	(289)	(264)
Other liabilities	378	380
Net deferred tax liability	$2,556	$2,597

As of Dec. 31, 2011, we have net operating loss carryforwards for state and local income tax purposes of $1.6 billion which will expire in 2029. We have a German net operating loss carryforward of $110 million with an indefinite life. In addition, we have alternative minimum tax credit carryforwards of $45 million with an indefinite life. We have not recorded a valuation allowance because we expect to realize our deferred tax assets including these carryovers.

As of Dec. 31, 2011, we had approximately $3.5 billion of earnings attributable to foreign subsidiaries that have been permanently reinvested abroad and for which no provision has been recorded for income tax that would occur if repatriated. It is not practicable at this time to determine the income tax liability that would result upon repatriation of these earnings.

The following table presents a reconciliation of the statutory federal income tax rate to our effective income tax rate applicable to income from continuing operations.

	0000	0000	0000
Effective tax rate	Year ended Dec. 31,
	2011	2010	2009
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.6	2.4	4.5
Credit for low-income housing investments	(1.9)	(1.8)	2.6
Tax-exempt income	(2.6)	(2.3)	2.9
Foreign operations	(3.2)	(5.2)	3.5
Tax settlements	-	-	4.0
Tax loss on mortgages	-	-	10.8
Other – net	0.1	0.2	(0.1)
Effective rate	29.0%	28.3%	63.2%

	000000	000000	000000
Unrecognized tax positions
(in millions)	2011	2010	2009
Beginning balance at Jan. 1, – gross	$289	$335	$189
Prior period tax positions:
increases	24	97	225
decreases	(12)	(60)	(30)
Current period tax positions	16	41	10
Settlements	(64)	(119)	(58)
Statute expiration	(3)	(5)	(1)
Ending balance at Dec. 31, – gross	$250	$289	$335

Our total tax reserves as of Dec. 31, 2011 were $250 million compared with $289 million at Dec. 31, 2010. If these tax reserves were unnecessary, $250 million would affect the effective tax rate in future periods. We recognize accrued interest and penalties, if applicable, related to income taxes in income tax expense. Included in the balance sheet at Dec. 31, 2011 is accrued interest, where applicable, of $59 million. The additional tax expense related to interest for the year ended Dec. 31, 2011 was $31 million compared with $9 million for the year ended Dec. 31, 2010.

As previously disclosed, on Nov. 10, 2009 BNY Mellon filed a petition with the U.S. Tax Court challenging the IRS’ disallowance of certain foreign tax credits claimed for the 2001 and 2002 tax years. The aggregate tax for all of the years in question is approximately $900 million, including interest. A trial is currently scheduled for April 16, 2012. See Note 24 of the Notes to Consolidated Financial Statements for additional information. BNY Mellon continues to believe the tax treatment of the transaction was consistent with statutory and judicial authority existing at the time of the transaction. However, if there is a decision by the courts in similar litigation with unrelated taxpayers before the BNY Mellon matter is decided and that decision adopts the Government’s expansive view of economic substance for disallowing foreign tax credits, BNY Mellon may be required to re-evaluate its uncertain tax position with respect to this matter. If a re-evaluation is required, it is reasonably possible that the total reserve for uncertain tax positions, pursuant to ASC 740 (FASB Interpretation 48), could increase within the next 12 months by a net amount up to $850 million.

Our federal consolidated income tax returns are closed to examination through 2002. Our New York State and New York City return examinations have been completed through 2008. Our United Kingdom income tax returns are closed through 2008.